Purchased Loans	12 Months Ended
Dec. 31, 2020
Purchased Loans [Abstract]
Purchased loans

Note 6.	Purchased Loans
(In Thousands)
For purposes of this Note 6, all references to “loans” means purchased loans.
The following is a summary of purchased loans at December 31:

	2020	2019
Real Estate:
Land Development and Construction	$6,153	$14,722
Farmland	520	510
1-4 Family Mortgages	23,306	35,952
Commercial Real Estate	24,237	32,436

Total Real Estate Loans	54,216	83,620

Business Loans:
Commercial and Industrial Loans	7,871	14,153
Farm Production and Other Farm Loans	755	884

Total Business Loans	8,626	15,037

Consumer Loans:
Other Consumer Loans	940	1,973

Total Consumer Loans	940	1,973

Total Gross Loans	63,782	100,630

Total Purchased Loans	$63,782	$100,630

An age analysis of past due loans, segregated by class of loans, as of December 31, 2020 is as follows:

	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or more Days Past Due
Real Estate:
Land Development and Construction	$332	$—	$332	$5,821	$6,153	$—
Farmland	—	—	—	520	520	—
1-4 Family Mortgages	401	—	401	22,905	23,306	—
Commercial Real Estate	—	—	—	24,237	24,237	—

Total Real Estate Loans	733	—	733	53,483	54,216	—

Business Loans:
Commercial and Industrial Loans	849	—	849	7,022	7,871	—
Farm Production and Other Farm Loans	—	—	—	755	755	—

Total Business Loans	849	—	849	7,777	8,626	—

Consumer Loans:
Credit Cards	—	—	—	—	—	—
Other Consumer Loans	35	—	35	905	940	—

Total Consumer Loans	35	—	35	905	940	—

Total Loans	$1,617	$—	$1,617	$62,165	$63,782	$—

An age analysis of past due loans, segregated by class of loans, as of December 31, 2019 is as follows:

	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or more Days Past Due
Real Estate:
Land Development and Construction	$528	$—	$528	$14,194	$14,722	$—
Farmland	—	—	—	510	510	—
1-4 Family Mortgages	444	—	444	35,508	35,952	—
Commercial Real Estate	603	—	603	31,833	32,436	—

Total Real Estate Loans	1,575	—	1,575	82,045	83,620	—

Business Loans:
Commercial and Industrial Loans	379	3	382	13,771	14,153	—
Farm Production and Other Farm Loans	—	—	—	884	884	—

Total Business Loans	379	3	382	14,655	15,037	—

Consumer Loans:
Credit Cards	—	—	—	—	—	—
Other Consumer Loans	49	8	57	1,916	1,973	—

Total Consumer Loans	49	8	57	1,916	1,973	—

Total Loans	$2,003	$11	$2,014	$98,616	$100,630	$—

There were no non credit deteriorated loans that were subsequently impaired and recognized in conformity with ASC 310 as of December 31, 2020 or 2019.
The following table details the amount of gross loans by loan grade, which are consistent with the Company’s loan grades, and class for the year ended December 31, 2020:

	1,2,3,4	5,6	7	8	9	Loans
Real Estate:
Land Development and Construction	$5,364	$766	$23	$—	$—	$6,153
Farmland	357	163	—	—	—	520
1-4 Family Mortgages	21,116	1,655	535	—	—	23,306
Commercial Real Estate	22,469	1,484	284	—	—	24,237

Total Real Estate Loans	49,306	4,068	842	—	—	54,216

Business Loans:
Commercial and Industrial Loans	7,121	397	353	—	—	7,871
Farm Production and Other Farm Loans	755	—	—	—	—	755

Total Business Loans	7,876	397	353	—	—	8,626

Consumer Loans:
Other Consumer Loans	862	29	35	—	14	940

Total Consumer Loans	862	29	35	—	14	940

Total Loans	$58,044	$4,494	$1,230	$—	$14	$63,782

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2019:

	Satisfactory 1,2,3,4	Special Mention 5,6	Substandard 7	Doubtful 8	Loss 9	Total Loans
Real Estate:
Land Development and Construction	$13,890	$789	$43	$—	$—	$14,722
Farmland	510	—	—	—	—	510
1-4 Family Mortgages	33,737	1,535	680	—	—	35,952
Commercial Real Estate	30,780	1,656	—	—	—	32,436

Total Real Estate Loans	78,917	3,980	723	—	—	83,620

Business Loans:
Commercial and Industrial Loans	13,545	608	—	—	—	14,153
Farm Production and Other Farm Loans	884	—	—	—	—	884

Total Business Loans	14,429	608	—	—	—	15,037

Consumer Loans:
Credit Cards	—	—	—	—	—	—
Other Consumer Loans	1,937	36	—	—	—	1,973

Total Consumer Loans	1,937	36	—	—	—	1,973

Total Loans	$95,283	$4,624	$723	$—	$—	$100,630

Loans purchased in business combinations that exhibited, at the date of acquisition, evidence of deterioration of the credit quality since origination, such that it was probable that all contractually required payments would not be collected, were as follows as of December 31:

	2020	2019
Real Estate:
Land Development and Construction	$8	$43
1-4 Family Mortgages	25	706

Total Real Estate Loans	33	749

Business Loans:
Commercial and Industrial Loans	305	—

Total Business Loans	305	—

Total PCD Loans	$338	$749

Non-accrual
loans of $25 and 33 are included in the
1-4
Family Mortgages at December 31, 2020 and 2019, respectively.
The following table presents the fair value of loans determined to be impaired at the time of acquisition:

Total Purchased Credit Deteriorated Loans

Contractually-required principal	$993
Nonaccretable difference	(68)

Cash flows expected to be collected	925
Accretable yield	(36)

Fair Value	$889

The following table presents the fair value of loans purchased from Charter as of the October 1, 2019 acquisition date:

October 1, 2019

At acquisition date:
Contractually-required principal	$104,127

Nonaccretable difference	(68)
Cash flows expected to be collected	104,059

Accretable yield	(394)

Fair Value	$103,665